Financial instruments by category - Summary of Detailed Information of Category of Financial Instruments (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial asset measured at fair value:
Financial asset at fair value through profit or loss	¥ 11,753	¥ 5,000
Financial assets at fair value through other comprehensive income	129,060	0
Financial assets, at fair value	140,813	5,000
Financial asset measured at amortized costs:
Financial assets at amortised cost	130,004	38,456
Total	808,196	81,438
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	589,856	47,168
Interest bearing bank borrowings [member]
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	503,155	0
Trade payables [Member]
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	49,239	16,872
Financial liabilities including in other payables and accruals
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	21,282	10,663
Lease liabilities [Member]
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	16,180	19,633
Financial assets including in other receivables, prepayments and deposits [member]
Financial asset measured at amortized costs:
Financial assets at amortised cost	24,028	29,493
Cash and cash equivalents [Member]
Financial asset measured at amortized costs:
Financial assets at amortised cost	¥ 513,351	¥ 8,489